CONVERTIBLE NOTES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 23, 2012 Convertible notes	Dec. 31, 2013 Convertible notes	Dec. 31, 2012 Convertible notes	Dec. 31, 2013 Convertible notes Period after three months but on or before six months from the convertible note issuance date	Dec. 31, 2013 Convertible notes Period after six months but on or before 12 months from the convertible note issuance date	Dec. 31, 2013 Convertible notes Period after 12 months from the convertible note issuance date
CONVERTIBLE NOTES
Face amount of debt instrument				$ 8,000	$ 8,000	$ 8,000
Term of debt instrument				18 months
Interest rate (as a percent)				12.00%
Interest rate upon an event of default (as a percent)				15.00%
Minimum pre-money valuation of the entity required prior to financing event		350,000
Base amount used for calculation of conversion price of convertible notes					350,000
Multiplier used for calculation of conversion price of convertible notes (as a percent)							95.00%	90.00%	85.00%
Base amount used for calculation of conversion price of convertible notes at maturity					255,000
Beneficial conversion feature				2,096
Number of ordinary shares issued upon conversion of convertible notes	2,224,610
Amortized debt discount		956	1,140		956	1,140
Carrying amount of the convertible notes
Principal				8,000	8,000	8,000
Debt discount					(2,096)	(2,096)
Accumulated amortization of debt discount					2,096	1,140
Accrued interest					1,157	744
Interest paid		1,157			(1,157)
Conversion of convertible notes upon IPO					(8,000)
Carrying amount			7,788			7,788
Amortization of debt discount and interest expense recognized related to the convertible notes
Amortization of debt discount		956	1,140		956	1,140
Interest at coupon rate					413	744
Total expense recognized					$ 1,369	$ 1,884